PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions contingent liabilities and contingent assets [Abstract]
Schedule of Provision For Contingencies

	Type	2019	2018
	Labor
(i)	Overtime	855,722	602,673
(ii)	Indemnities	299,096	187,499
(iii)	Sundry premiums	221,743	166,963
(iv)	Stability/reintegration	215,449	160,442
(v)	Additional post-retirement benefits	108,827	94,691
(vi)	Salary differences and related effects	101,573	61,674
(vii)	Lawyer/expert fees	51,193	30,898
(viii)	Severance pay	38,261	31,521
(ix)	Labor fines	30,399	25,921
(x)	Employment relationship	18,758	15,952
(xi)	Severance Pay Fund (FGTS)	13,306	10,804
(xii)	Joint liability	3,100	889
(xiii)	Other claims	93,605	67,254
	Total	2,051,032	1,457,181
	Tax
(i)	State VAT (ICMS)	746,481	503,332
(ii)	Tax on services (ISS)	69,208	76,389
(iii)	INSS (joint liability, fees, and severance pay)	23,847	23,100
(iv)	Real Estate Tax (IPTU)	150,223
(v)	Other claims	61,189	47,262
	Total	1,050,948	650,083
	Civil
(i)	ANATEL	570,283	580,182
(ii)	Corporate	397,946	1,124,037
(iii)	Small claims courts	118,910	191,839
(iv)	Other claims (1)	1,062,561	1,035,398
	Total	2,149,700	2,931,456
	Total provisions	5,251,680	5,038,720
	Current	547,996	680,542
	Non-current	4,703,684	4,358,178

(1)
In 2018, includes R$157,809 related to the agreement entered into with Pharol, as described in Note 1 – Litigation Termination Settlement between the Company and Pharol, settled in the first quarter of 2019.

Schedule of Activities In Provision For Contingencies
Summary of movements in provision balances

	Labor	Tax	Civil	Total
Balance at January 1, 2018	1,596,418	660,302	5,526,414	7,783,134
Monetary correction (i)	184,112	77,697	(34,939)	226,870
Additions/(reversals) (i)	99,805	(49,659)	42,734	92,880
Write-offs for payment/terminations (i)	(423,154)	(38,257)	(2,602,753)	(3,064,164)
Balance at December 31, 2018	1,457,181	650,083	2,931,456	5,038,720
Monetary correction (ii)	485,049	60,688	1,074,641	1,620,378
Additions/(reversals) (ii)	316,182	1,002,827	(1,102,571)	216,438
Write-offs for payment/terminations	(207,380)	(666,563)	(753,826)	(1,627,769)
Reclassified from held-for-sale assets		3,913		3,913
Balance at December 31, 2019	2,051,032	1,050,948	2,149,700	5,251,680

(i)
This line item basically includes the amounts related to proceedings terminated and included in the list of the Company’s judicial reorganization creditors, which were transferred to the line item trade payables and will be paid according to the terms of the JRP.

(ii)
The Company continuously monitors its proceedings and revised the calculation methodology of provision estimates, taking into consideration the new profile and history of legal proceeding terminations, in the context of the JRP, as well as in the assessment of the risk of loss carried out by Management supported by its legal advisors.

Schedule of Carrying Amounts of the Main Legal Matters With Possible Risk of Loss
The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2019	2018

Labor	797,927	770,982
Tax	28,416,097	27,586,094
Civil	1,667,900	1,723,110

Total	30,881,924	30,080,186